Related party disclosures	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Related party disclosures
15.	Related party disclosures

Compensation to key management personnel of the Company:

($000s)	2020	2019
Compensation of directors:
Directors fees	713	408
Stock-based compensation	1,609	1,011
	2,322	1,419

Compensation of key management personnel:
Salaries and consulting fees	5,269	4,892
Stock-based compensation	5,637	3,506
	10,906	8,398
	13,228	9,817

During year ended December 31, 2020 and 2019, there were no payments to related parties other than compensation paid to key management personnel. These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.